================================================================================


                                -----------------
                                  ANNUAL REPORT
                                -----------------
                                December 31, 2000
                                -----------------


                                   Value Line
                                   Income and
                                     Growth
                                   Fund, Inc.



                                     [LOGO]
                                -----------------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

Value Line Income and Growth Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

The Value Line Income and Growth Fund registered a total return of -1.63% in 2000. This compared to a total return of -9.11% for the unmanaged Standard & Poor's 500 Index(1) and a total return of 11.85% for the unmanaged Lehman Government/Credit Bond Index.(2)

This was one of the wildest years on record for the stock market, particularly as seen in the NASDAQ Composite Index, which rose sharply in the opening weeks of the year, only to finish 2000 with a loss of nearly 40%. It was certainly a year to be on defense, rather than offense, and this Fund offered good shelter from the storm.

In the preceding five years, 1995-99, your Fund showed annual returns ranging from 17.38% to 27.83%. We are pleased that we gave up very little of those gains in 2000. Our key defensive move was to sell large amounts of what were the Fund's top four holdings entering 2000, namely Cisco Systems, EMC Corp., Microsoft, and America Online. These technology-sector shares each ended the year well below our selling points. Entering 2001, the Fund's top four holdings were all outside the technology sector, namely Omnicom (an advertising firm), Citigroup, Wal-Mart, and Tyco International (a diversified manufacturer). We always aim to stay with companies offering strong relative earnings momentum and strong relative stock price momentum. In addition, we maintain a very well-diversified portfolio.

Adding to your Fund's defensive strategy is a large holding of bonds and cash equivalents, which stood at about 30% of assets at yearend. Most of our bondholdings showed strong total returns in 2000.

We will stick with this Fund's strategy of seeking good long-term total returns, while preserving capital in the shorter term. Thank you for investing with us.

                                           Sincerely,

                                           /s/ Jean Bernhard Buttner

                                           Jean Bernhard Buttner
                                           Chairman and President

February 1, 2001


(1) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

(2) The Lehman Brothers Government/Credit Bond Index consists of government, investment-grade and mortgage-backed bonds and is representative of the broad bond market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.


--------------------------------------------------------------------------------
2

                                         Value Line Income and Growth Fund, Inc.

Income and Growth Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The U.S. economy is now clearly faltering as we make our way through the first part of the new year. Evidence of this sharp deterioration in business strength can be found in the most recent figures on manufacturing, factory usage, and employment. Overall, we estimate that the economy will show little, if any, growth through the opening half of 2001. Thereafter, we would expect the rate of growth to quicken somewhat, with GDP increases averaging about 3% during the second half of the year.

Inflationary  pressures,  meanwhile,  continue  to be held in check for the most part, with sustained moderate increases in productivity and ongoing technological innovations being at least partially responsible for this comparative pricing stability. Nevertheless, some increases in cost pressures could still evolve over the next few quarters, particularly if oil prices rise sharply in response to reduced energy production worldwide. The prospect of several quarters of very muted growth, at best, however, should reduce energy consumption, thereby helping to keep oil and gas prices from escalating over the course of the new year.

Meanwhile, the Federal Reserve, taking note of the current deterioration in the economy has been reducing interest rates aggressively, having now cut borrowing costs by a full percentage point through January of this year. The Fed's objective in reducing interest rates at this time is to give the economy a shot in the arm to try to avert a recession. Indeed, we believe that the Fed will continue to reduce rates in the months ahead until the threat of a recession passes, or if one should still develop to ensure that it is brief and mild.

*Performance Data:


                                                                    Growth of
                                                  Average           an Assumed
                                                  Annual          Investment of
                                               Total Return          $10,000
                                               ------------       -------------
 1 year ended 12/31/00..................           -1.63%            $ 9,837
 5 years ended 12/31/00.................          +17.01%            $21,930
10 years ended 12/31/00.................          +14.12%            $37,480


* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.


--------------------------------------------------------------------------------

         COMPARISON OF A CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
       VALUE LINE INCOME AND GROWTH FUND, THE S&P 500 STOCK INDEX AND THE
                    LEHMAN GOVERNMENT/CORPORATE BOND INDEX*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                        Value Line         S & P 500      Lehman Brothers Gov't/
                   Income & Growth Fund      Index          Credit Bond Index
                   --------------------      -----          -----------------
1/1/91                   $10,000            $10,000            $10,000
3/91                     $11,082            $11,453            $10,270
6/91                     $10,986            $11,426            $10,425
9/91                     $11,773            $12,037            $11,024
12/31/91                 $12,850            $13,047            $11,613
3/92                     $12,170            $12,717            $11,438
6/92                     $12,346            $12,959            $11,902
9/92                     $12,720            $13,367            $12,483
12/31/92                 $13,075            $14,040            $12,493
3/93                     $13,560            $14,653            $13,074
6/93                     $14,013            $14,725            $13,466
9/93                     $14,159            $15,105            $13,912
12/31/93                 $14,155            $15,455            $13,871
3/94                     $13,378            $14,869            $13,437
6/94                     $13,301            $14,932            $13,270
9/94                     $13,756            $15,662            $13,335
12/31/94                 $13,538            $15,660            $13,384
3/95                     $14,410            $17,184            $14,051
6/95                     $15,379            $18,825            $14,963
9/95                     $16,242            $20,321            $15,250
12/31/95                 $17,090            $21,544            $15,960
3/96                     $17,948            $22,700            $15,587
6/96                     $18,418            $23,719            $15,660
9/96                     $19,091            $24,452            $15,936
12/31/96                 $20,061            $26,491            $16,423
3/97                     $19,540            $27,198            $16,281
6/97                     $22,113            $31,946            $16,874
9/97                     $24,327            $34,341            $17,465
12/31/97                 $23,781            $35,327            $18,026
3/98                     $25,599            $40,255            $18,299
6/98                     $26,378            $41,584            $18,778
9/98                     $24,695            $37,447            $19,708
12/31/98                 $30,400            $45,422            $19,733
3/99                     $32,842            $47,685            $19,496
6/99                     $33,197            $51,046            $19,284
9/99                     $32,780            $47,859            $19,388
12/31/99                 $38,101            $54,980            $19,309
3/00                     $39,852            $56,241            $19,829
6/00                     $39,320            $54,747            $20,117
9/00                     $40,117            $54,216            $20,694
12/31/2000               $37,480            $49,974            $21,598



                           (From 1/1/91 to 12/31/00)

* The Standard & Poor's 500 Index (S&P 500 Index) is an unmanaged index that is representative of the larger-capitalization stocks traded in the United States.

The Lehman Brothers Government/Credit Bond Index is an unmanaged index that is representative of investment-grade domestic corporate and government bonds.

The returns for the indices do not reflect expenses which are deducted from the Fund's returns.




--------------------------------------------------------------------------------
4

                                         Value Line Income and Growth Fund, Inc.

Portfolio Highlights at December 31, 2000 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings
                                                                                      Principal
                                                                                       Amount             Value          Percentage
Issue                                                                                 or Shares      (in thousands)    of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc. .....................................................                 70,500         $5,843             2.7%
Citigroup, Inc. .........................................................                108,833          5,557             2.5
Wal-Mart Stores, Inc. ...................................................                102,500          5,445             2.5
Tyco International Ltd. .................................................                 95,000          5,272             2.4
Sun Microsystems, Inc. ..................................................                186,000          5,185             2.4
Federal Home Loan Bank Bonds, 5.125%, 2/26/02 ...........................             $5,000,000          4,968             2.3
Federal Home Loan Mortgage Corp. Debentures,
  5.000%, 1/15/04 .......................................................             $5,000,000          4,914             2.3
U.S. Treasury Notes, 4.750%, 11/15/08 ...................................             $5,000,000          4,863             2.2
Cisco Systems, Inc. .....................................................                125,500          4,800             2.2
EMC Corp. ...............................................................                 70,000          4,655             2.1

Five Largest Industry Categories

                                                                                         Value           Percentage
Industry                                                                             (in thousands)    of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Financial Services-Diversified ..........................................             $   19,837            9.1%
Computer & Peripherals ..................................................                 15,048            6.9
Drug ....................................................................                 13,293            6.1
Diversified Companies ...................................................                  8,030            3.7
Advertising .............................................................                  6,882            3.2

Five Largest Net Security Purchases*

                                                                                          Cost
Issue                                                                                (in thousands)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.000%, 2/15/26 ....................................             $    2,522
Southern Co. (The) ......................................................                  1,200
PepsiCo, Inc. ...........................................................                  1,111
Minnesota Mining & Manufacturing Co. ....................................                  1,022
ACE Ltd. ................................................................                  1,003

Five Largest Net Security Sales*
                                                                                       Proceeds
Issue                                                                                (in thousands)
------------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc. ............................................................             $    6,262
EMC Corp. ...............................................................                  5,618
Microsoft Corp. .........................................................                  3,736
Tennessee Valley Authority Global Power Bonds,
1995 Series "E", 6.750%, 11/1/25 ........................................                  2,954
WorldCom, Inc. ..........................................................                  2,683

* For the six month period ended 12/31/00


--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

COMMON STOCKS (68.4%)

            ADVERTISING (2.7%)
 70,500     Omnicom Group, Inc. ....................................   $   5,843
                                                                       ---------
            AEROSPACE/
              DEFENSE (1.1%)
 22,000     Boeing Co. .............................................       1,452
 12,000     General Dynamics Corp. .................................         936
                                                                       ---------
                                                                           2,388
            AIR TRANSPORT (0.3%)
 20,000     Southwest Airlines Co. .................................         671

            BANK (1.6%)
 17,000     BB&T Corp. .............................................         634
 10,000     M&T Bank Corp. .........................................         680
 13,300     Mellon Financial Corp. .................................         654
 24,000     Synovus Financial Corp. ................................         647
 14,000     Wells Fargo & Co. ......................................         780
                                                                       ---------
                                                                           3,395

            BANK--MIDWEST (1.4%)
 36,375     Fifth Third Bancorp ....................................       2,173
 10,000     Northern Trust Corp. ...................................         816
                                                                       ---------
                                                                           2,989
            BEVERAGE--
              SOFT DRINK (0.9%)
 20,000     Pepsi Bottling
            Group, Inc. (The) ......................................         799
 25,000     PepsiCo, Inc. ..........................................       1,239
                                                                       ---------
                                                                           2,038

            CHEMICAL--
              DIVERSIFIED (0.5%)
  9,000     Minnesota Mining &
            Manufacturing Co. ......................................       1,084

            COMPUTER &
              PERIPHERALS (6.9%)
 10,000     Cabletron Systems, Inc.* ...............................         151
125,500     Cisco Systems, Inc.* ...................................       4,800
 70,000     EMC Corp.* .............................................       4,655
  4,000     Network Appliance, Inc.* ...............................         257
186,000     Sun Microsystems, Inc.* ................................       5,185
                                                                       ---------
                                                                          15,048

            COMPUTER SOFTWARE &
              SERVICES (2.6%)
  8,000     BEA Systems, Inc.* .....................................         539
  4,000     Check Point Software
            Technologies Ltd.* .....................................         534
  7,000     DST Systems, Inc.* .....................................         469
 11,000     Fiserv, Inc.* ..........................................         522
 10,000     Intuit Inc.* ...........................................         394
 15,000     Microsoft Corp.* .......................................         651
 12,000     Peoplesoft, Inc.* ......................................         446
 20,000     Siebel Systems, Inc.* ..................................       1,352
 14,000     SunGard Data Systems Inc.* .............................         660
                                                                       ---------
                                                                           5,567
            DIVERSIFIED
              COMPANIES (3.7%)
 11,000     Danaher Corp. ..........................................         752
  4,000     SPX Corp.* .............................................         433
 95,000     Tyco International Ltd. ................................       5,272
 20,000     United Technologies Corp. ..............................       1,573
                                                                       ---------
                                                                           8,030
            DRUG (6.1%)
 15,000     Elan Corp. PLC (ADR)* ..................................         702
  5,000     Forest Laboratories, Inc.* .............................         664
 13,000     Genzyme Corp.--General
              Division* ............................................       1,169
  5,000     Human Genome Sciences, Inc.* ...........................         347
 12,000     Ivax Corp.* ............................................         460
 12,000     King Pharmaceuticals, Inc.* ............................         620
 22,000     Merck & Co., Inc. ......................................       2,060


--------------------------------------------------------------------------------
6

                                         Value Line Income and Growth Fund, Inc.

                                                               December 31, 2000
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

  96,500    Pfizer, Inc. ...........................................   $   4,439
  37,000    Schering-Plough Corp. ..................................       2,100
  10,000    Teva Pharmaceutical
            Industries Ltd. (ADR) ..................................         732
                                                                       ---------
                                                                          13,293

            DRUGSTORE (0.9%)
  18,000    CVS Corp. ..............................................       1,079
  20,500    Walgreen Co. ...........................................         857
                                                                       ---------
                                                                           1,936

            ELECTRIC UTILITY--
              CENTRAL (0.3%)
  14,000    Reliant Energy, Inc. ...................................         606

            ELECTRIC UTILITY--
              EAST (2.1%)
   9,000    Duke Energy Corp. ......................................         767
  14,000    Exelon Corp. ...........................................         983
  20,000    PPL Corp. ..............................................         904
  40,000    Southern Co. (The) .....................................       1,330
  20,000    TECO Energy, Inc. ......................................         647
                                                                       ---------
                                                                           4,631

            ELECTRIC UTILITY--
              WEST (0.3%)
  14,000    Calpine Corp.* .........................................         631

            ELECTRICAL
              EQUIPMENT (2.1%)
  94,500    General Electric Co. ...................................       4,530

            ELECTRONICS (0.2%)
  15,000    Symbol Technologies, Inc. ..............................         540

            ENTERTAINMENT (2.9%)
  73,000    Time Warner, Inc. ......................................       3,814
  18,000    Univision Communica-
            tions, Inc. Class "A"* .................................         737
  36,500    Viacom, Inc. Class "A"* ................................       1,715
                                                                       ---------
                                                                           6,266

            ENVIRONMENTAL (0.3%)
  26,000    Waste Management, Inc. ..................................        721

            FINANCIAL SERVICES--
              DIVERSIFIED (9.1%)
   3,540    AXA SA (ADR) ...........................................         254
  10,500    Ambac Financial Group, Inc. ............................         612
  21,000    American Express Co. ...................................       1,154
  45,234    American International
            Group, Inc. ............................................       4,459
  16,000    Capital One Financial Corp. ............................       1,053
 108,833    Citigroup, Inc. ........................................       5,557
  14,000    Concord EFS, Inc.* .....................................         615
  13,000    Countrywide Credit
            Industries, Inc. .......................................         653
  33,000    Fannie Mae .............................................       2,863
  38,000    Freddie Mac ............................................       2,617
                                                                       ---------
                                                                          19,837

            FOOD WHOLESALERS (0.4%)
  28,000    SYSCO Corp. ............................................         840

            FOREIGN
              TELECOMMUNICATIONS
              (0.5%)
  20,000    BCE Inc. ...............................................         579
  14,000    Nokia Corp. (ADR) ......................................         609
                                                                       ---------
                                                                           1,188

            GROCERY (0.4%)
  35,000    Kroger Co.* ............................................         947

            HEALTHCARE
              INFORMATION
              SYSTEMS (0.2%)
  20,000    IMS Health, Inc. .......................................         540

            HOUSEHOLD
              PRODUCTS (0.3%)
   9,000    Kimberly-Clark Corp. ...................................         636


--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

            INDUSTRIAL
              SERVICES (0.5%)
   6,000    Celestica, Inc.* .......................................   $     326
  26,000    Robert Half
            International, Inc.* ...................................         689
                                                                       ---------
                                                                           1,015

            INSURANCE--LIFE (0.3%)
   9,000    AFLAC, Inc. ............................................         650

            INSURANCE--PROPERTY/
              CASUALTY (2.3%)
  30,000    ACE Ltd. ...............................................       1,273
  17,000    Allstate Corp. .........................................         741
  10,000    Chubb Corp. (The) ......................................         865
  17,000    St. Paul Companies, Inc. ...............................         923
  13,000    XL Capital Ltd. ........................................       1,136
                                                                       ---------
                                                                           4,938

            INTERNET (0.7%)
  44,000    America Online, Inc.* ..................................       1,531
   1,900    Exodus Com-
            munications, Inc.* .....................................          38
                                                                       ---------
                                                                           1,569
            MEDICAL SERVICES (2.3%)
   5,000    CIGNA Corp. ............................................         662
  18,000    HCA - The Healthcare
            Company ................................................         792
  30,000    Health Management Associ-
            ates, Inc. Class "A"* ..................................         622
  38,000    Tenet Healthcare Corp.* ................................       1,689
  10,000    UnitedHealth Group, Inc. ...............................         614
   6,000    Wellpoint Health
            Networks, Inc.* ........................................         691
                                                                       ---------
                                                                           5,070
            MEDICAL SUPPLIES (1.9%)
  16,000    Biomet, Inc. ...........................................         635
   6,000    Johnson & Johnson ......................................         630
  40,000    Medtronic, Inc. ........................................       2,415
  11,000    Stryker Corp. ..........................................         557
                                                                       ---------
                                                                           4,237
            NATURAL GAS--
              DISTRIBUTION (0.2%)
  22,000    AGL Resources Inc. .....................................         485

            NATURAL GAS--
              DIVERSIFIED (0.6%)
   5,000    El Paso Energy Corp. ...................................         358
   6,000    Enron Corp. ............................................         499
  13,000    Williams Companies,
            Inc. (The) .............................................         519
                                                                       ---------
                                                                           1,376
            PRECISION
              INSTRUMENT (2.5%)
  22,000    PerkinElmer, Inc. ......................................       2,310
  24,000    Thermo Electron Corp.* .................................         714
  30,000    Waters Corp.* ..........................................       2,505
                                                                       ---------
                                                                           5,529
            RECREATION (0.6%)
  28,000    Electronic Arts Inc.* ..................................       1,194

            RETAIL--SPECIAL
              LINES (0.5%)
  52,000    Bed Bath & Beyond Inc.* ................................       1,163

            RETAIL BUILDING
              SUPPLY (0.9%)
  45,000    Home Depot, Inc. (The) .................................       2,056

            RETAIL STORE (2.5%)
 102,500    Wal-Mart Stores, Inc. ..................................       5,445

            SECURITIES
              BROKERAGE (0.1%)
   8,000    Schwab (Charles) Corp. .................................         227


--------------------------------------------------------------------------------
8

                                         Value Line Income and Growth Fund, Inc.

                                                               December 31, 2000
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

            SEMICONDUCTOR (2.1%)
  24,000    Atmel Corp.* ...........................................   $     279
 110,000    Intel Corp. ............................................       3,328
   6,000    SDL, Inc.* .............................................         889
                                                                       ---------
                                                                           4,496

            TELECOMMUNICATIONS
              EQUIPMENT (1.2%)
  21,000    Scientific-Atlanta, Inc. ...............................         684
  34,000    Tellabs, Inc.* .........................................       1,921
                                                                       ---------
                                                                           2,605

            TELECOMMUNICATION
              SERVICES (0.3%)
  29,000    BroadWing Inc.* ........................................         662

            THRIFT (1.1%)
  20,000    Charter One Financial, Inc. ............................         577
  22,000    Golden State Bancorp, Inc. .............................         692
  20,000    Washington Mutual, Inc. ................................       1,061
                                                                       ---------
                                                                           2,330
                                                                       ---------

            TOTAL COMMON STOCKS
             (Cost $101,950,000) ...................................     149,242
                                                                       ---------

  Principal
   Amount                                                             Value
(in thousands)                                                    (in thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (3.9%)
$  5,000    U.S. Treasury Notes,
               4.750%, 11/15/08 ....................................   $   4,863
   3,500    U.S. Treasury Bonds,
               6.000%, 2/15/26 .....................................       3,688
                                                                       ---------

            TOTAL U.S. TREASURY
              OBLIGATIONS
              (Cost $8,423,000) ....................................       8,551
                                                                       ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS (8.3%)
   5,000    Federal Home Loan Bank
              Bonds, 5.125%, 2/26/02 ...............................       4,968
   2,000    Federal Home Loan
              Mortgage Corp.  Debentures,
              5.750%, 7/15/03 ......................................       2,007
   5,000    Federal Home Loan Mortgage
              Corp.  Debentures, 5.000%,
              1/15/04 ..............................................       4,914
   3,000    Federal National Mortgage
              Association Notes, 5.750%,
              6/15/05 ..............................................       3,002
   3,000    Federal National Mortgage
              Association Notes, 6.625%,
              9/15/09 ..............................................       3,119
                                                                       ---------
            TOTAL U.S. GOVERNMENT
              AGENCY OBLIGATIONS
              (Cost $17,948,000) ...................................      18,010
                                                                       ---------
CORPORATE BONDS AND NOTES (2.3%)

            ADVERTISING (0.5%)
   1,000    Outdoor Systems, Inc. 8.875%
              Senior Sub. Notes,
              6/15/07 ..............................................       1,039

            ENVIRONMENTAL (0.4%)
   1,000    Allied Waste North
              America Inc. Senior Notes
              Series "B", 7.875%,
              1/1/09 ...............................................         927

            HOTEL/GAMING (0.4%)
   1,000    Park Place Entertainment
              Corp.  7.875%, Senior
              Sub. Notes, 12/15/05 .................................         980

            MEDICAL SERVICES (0.5%)
   1,000    Tenet HealthCare Corp. Senior
              Notes, 8%, 1/15/05 ...................................       1,013


--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Schedule of Investments                                        December 31, 2000
--------------------------------------------------------------------------------

  Principal
   Amount                                                             Value
(in thousands)                                                    (in thousands)
--------------------------------------------------------------------------------

            OILFIELD SERVICES/
              EQUIPMENT (0.5%)
$  1,000    RBF Finance Co. Senior Secured
              Notes, 11.375%, 3/15/09 ..............................    $  1,155
                                                                       ---------
            TOTAL CORPORATE BONDS
              & NOTES
              (Cost $5,067,000) ....................................       5,114
                                                                       ---------

            TOTAL INVESTMENT
              SECURITIES (82.9%)
              (Cost $133,388,000) ..................................     180,917
                                                                       ---------

REPURCHASE AGREEMENTS (16.2%)
(includes accrued interest)
$ 11,800    Collateralized by $10,868,000
              U.S. Treasury Bonds 6.25%,
              due 8/15/23, with a value of
              $12,002,000 (with UBS
              Warburg LLC, 5.60%,
              dated 12/29/00, due 1/2/01,
              delivery value $11,807,342) ..........................      11,805

  11,800    Collateralized by $11,955,000
              U.S. Treasury Notes 5.875%,
              due 11/30/01, with a value
              of $12,041,000 (with
              State Street Bank & Trust
              Company, 5.85%, dated
              12/29/00, due 1/2/01, delivery
              value $11,807,670) ...................................      11,806

                                                                      Value
  Principal                                                       (in thousands
   Amount                                                           except per
(in thousands)                                                    share amount)
--------------------------------------------------------------------------------
$ 11,800    Collateralized by $9,045,000
              U.S. Treasury Bonds 13.75%,
              due 8/15/04, with a value of
              $12,032,000 (with Morgan
              Stanley, Dean Witter & Co.,
              5.75%, dated 12/29/00,
              due 1/2/01, delivery value
              $11,807,539) .........................................   $  11,806
                                                                       ---------

            TOTAL REPURCHASE
              AGREEMENTS
              (Cost $35,417,000) ...................................      35,417

CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES (0.9%) .......................................       1,969
                                                                       ---------

NET ASSETS (100.0%) ................................................   $ 218,303
                                                                       =========

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER
OUTSTANDING SHARE
($218,303,095 / 24,251,839
shares outstanding) ................................................   $    9.00
                                                                       =========

*    Non-income producing.

(ADR) American Depositary Receipts.



See Notes to Financial Statements.

--------------------------------------------------------------------------------
10

                                         Value Line Income and Growth Fund, Inc.

Statement of Assets
and Liabilities at December 31, 2000
--------------------------------------------------------------------------------

                                                                 (In thousands
                                                                except per share
                                                                     amount)
                                                                ----------------
Assets:
Investment securities, at value
  (Cost--$133,388) ...........................................          $180,917
Repurchase agreements
  (Cost--$35,417) ............................................            35,417
Cash .........................................................                98
Receivable for securities sold ...............................             2,056
Dividends and interest receivable ............................               634
Receivable for capital shares sold ...........................               205
Prepaid insurance expense ....................................                 1
                                                                        --------
     Total Assets ............................................           219,328
                                                                        --------
Liabilities:
Payable for securities purchased .............................               640
Payable for capital shares repurchased .......................               177
Accrued expenses:
  Advisory fee ...............................................               127
  Service and distribution plan
    fees payable .............................................                47
  Other ......................................................                34
                                                                        --------
      Total Liabilities ......................................             1,025
                                                                        --------
Net Assets ...................................................          $218,303
                                                                        ========

Net Assets consist of:
Capital stock, at $1.00 par value
  (authorized 50,000,000, outstanding
   24,251,839 shares) ........................................          $ 24,252
Additional paid-in capital ...................................           142,645
Undistributed net investment income ..........................               408
Undistributed net realized gain
  on investments .............................................             3,469
Net unrealized appreciation
  of investments .............................................            47,529
                                                                        --------
Net Assets ...................................................          $218,303
                                                                        ========
Net Asset Value, Offering and
  Redemption Price per
  Outstanding Share
  ($218,303,095 / 24,251,839
  shares outstanding) ........................................          $   9.00
                                                                        ========


Statement of Operations
for the Year Ended December 31, 2000
--------------------------------------------------------------------------------

                                                                  (In thousands)
                                                                  --------------
Investment Income:
Interest ....................................................          $  4,496
Dividends (Net of foreign withholding
  tax of $5) ................................................               724
                                                                       --------
      Total Income ..........................................             5,220
                                                                       --------
Expenses:
Advisory fee ................................................             1,546
Service and distribution plan fees ..........................               292
Transfer agent fees .........................................               108
Custodian fees ..............................................                45
Auditing and legal fees .....................................                42
Printing ....................................................                37
Insurance, dues and other ...................................                28
Postage .....................................................                26
Registration and filing fees ................................                25
Directors' fees and expenses ................................                18
Other .......................................................                17
                                                                       --------
      Total Expenses Before
        Custody Credits .....................................             2,184
      Less: Custody Credits .................................                (7)
                                                                       --------
      Net Expenses ..........................................             2,177
                                                                       --------
Net Investment Income .......................................             3,043
                                                                       --------
Net Realized and Unrealized Gain
  (Loss) on Investments:
Net Realized Gain ...........................................            17,795
Change in Net Unrealized
  Appreciation ..............................................           (24,755)
                                                                       --------
Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments ............................................            (6,960)
                                                                       --------
Net Decrease in Net Assets
  from Operations ...........................................          $ (3,917)
                                                                       ========


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended December 31, 2000 and 1999
--------------------------------------------------------------------------------

                                                                              2000               1999
                                                                            ---------------------------
                                                                                   (In thousands)
Operations:
  Net investment income ................................................    $   3,043         $   2,450
  Net realized gain on investments .....................................       17,795            29,406
  Change in net unrealized appreciation ................................      (24,755)           15,655
                                                                            ---------------------------
  Net (decrease) increase in net assets from operations ................      (3,917)            47,511
                                                                            ---------------------------
Distributions to Shareholders:
  Net investment income ................................................      (2,918)            (2,196)
  Net realized gain from investment transactions .......................     (18,308)           (33,196)
                                                                            ---------------------------
  Total distributions ..................................................     (21,226)           (35,392)
                                                                            ---------------------------
Capital Share Transactions:
  Net proceeds from sale of shares .....................................     110,375             43,537
  Net proceeds from reinvestment of dividends and
    distributions to shareholders ......................................      17,907             29,353
  Cost of shares repurchased ...........................................    (115,137)           (43,125)
                                                                            ---------------------------
  Net increase from capital share transactions .........................      13,145             29,765
                                                                            ---------------------------

Total (Decrease) Increase in Net Assets ................................     (11,998)            41,884

Net Assets:
  Beginning of year ....................................................     230,301            188,417
                                                                            ---------------------------
  End of year ..........................................................    $218,303          $ 230,301
                                                                            ===========================
Undistributed Net Investment Income, at end of year ....................    $    408          $     283
                                                                            ===========================

See Notes to Financial Statements.

--------------------------------------------------------------------------------
12

                                         Value Line Income and Growth Fund, Inc.

Notes to Financial Statements                                  December 31, 2000
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Value Line Income and Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimatees and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

The Board of Directors has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised guide will require the Fund to amortize premium and discount on all fixed-income securities. Upon initial adoption, the fund will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification


--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements                                  December 31, 2000
--------------------------------------------------------------------------------

of certain amounts between interest income and realized and unrealized gain/loss in Statement of Operations. The Fund estimates that the initial adjustment required upon adoption of premium and discount amortization will decrease the recorded cost of its investments (but not their market value) by approximately $35,000. Additionally, had this principle been in effect during the fiscal year ended December 31, 2000 the Fund estimates that net investment income would have decreased by less than 1(cent) per share, and realized and unrealized gain
(loss) per share would have increased by the same amount.

2. Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows (in thousands except per share amounts):

                                               Year Ended        Year Ended
                                               December 31,      December 31,
                                                  2000              1999
                                               ------------------------------
Shares sold .................................      10,773           4,259
Shares issued to shareholders
  in reinvestment of dividends
  and distributions .........................       1,955           2,989
                                               ----------------------------
                                                   12,728           7,248
Shares  repurchased .........................      11,280          (4,209)
                                               ----------------------------
Net  increase ...............................       1,448           3,039
                                               ============================

Dividends  per share  from
  net  investment  income ...................      $  .13          $  .11
                                               ============================
Distributions  per share from
  net realized gains ........................      $ .815          $ 1.67
                                               ============================

3.  Purchases  and  Sales  of  Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                   Year Ended
                                                                   December 31,
                                                                      2000
                                                                 --------------
                                                                 (in thousands)

Purchases:
U.S. Treasury & Government Agency
  Obligations..................................................     $  5,707
Investment  Securities.........................................       74,803
                                                                    --------
                                                                    $ 80,510
                                                                    ========
Sales & Redemptions:
U.S. Treasury & Government Agency
  Obligations ..................................................    $ 10,054
Other  Investment  Securities ..................................      81,881
                                                                    --------
                                                                    $ 91,935
                                                                    ========

At December 31, 2000, the aggregate cost of investment securities and repurchase agreements for federal income tax purposes was $168,913,000. The aggregate appreciation and depreciation of investments at December 31, 2000, based on a comparison of investment values and their costs for federal income tax purposes, was $52,045,000 and $4,624,000, respectively, resulting in a net appreciation of $47,421,000.

4. Investment Advisory Ccontract, Management Fees and Ttransactions With Affiliates

An advisory fee of $1,546,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended December 31, 2000. This was computed at the rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund. During the year ended December 31, 2000, the Fund paid brokerage commissions totaling $54,000 to the distributor, which clears its transactions through unaffiliated brokers.

At a special meeting of shareholders held on June 15, 2000, the shareholders approved the adoption of a Service and Distribution Plan (the "Plan") effective July 1, 2000. The Plan, adopted, pursuant to Rule 12b-1 under the Investment Company Act of 1940 compensates the distributor of advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $292,000 were paid or payable to the distributor under this plan for the period July 1, to December 31, 2000.

The Adviser and/or affiliated companies owned 802,934 shares of the Fund's capital stock, representing 3.3% of the outstanding shares at December 31, 2000.


--------------------------------------------------------------------------------
14

                                         Value Line Income and Growth Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                       Years Ended December 31,
                                                -------------------------------------------------------------------
                                                   2000           1999           1998         1997          1996
                                                -------------------------------------------------------------------
Net asset value, beginning of year ..........   $  10.10        $   9.53        $   7.98     $   7.37     $   7.37
                                                -------------------------------------------------------------------
  Income from investment operations:
    Net investment income ...................        .13             .12             .10          .15          .24
    Net gains or losses on securities
      (both realized and unrealized) ........       (.28)           2.23            2.08         1.18         1.03
                                                -------------------------------------------------------------------
    Total from investment operations ........       (.15)           2.35            2.18         1.33         1.27
                                                -------------------------------------------------------------------
  Less distributions:
    Dividends from net investment income ....       (.13)           (.11)           (.10)        (.15)        (.24)
    Distributions from net realized gains ...       (.82)          (1.67)           (.53)        (.54)       (1.03)
    Distributions in excess of realized gains         --              --              --           (.03)        --
                                                -------------------------------------------------------------------
    Total distributions .....................       (.95)          (1.78)           (.63)        (.72)       (1.27)
                                                -------------------------------------------------------------------
Net asset value, end of year ................   $   9.00        $  10.10        $   9.53     $   7.98     $   7.37
                                                ===================================================================
Total return ................................     -1.63%           25.33%          27.83%       18.55%       17.38%
                                                ===================================================================
Ratios/Supplemental Data:
Net assets, end of year (in thousands) ......   $218,303        $230,301        $188,417     $160,460     $147,193
Ratio of expenses to
  average net assets ........................        .95%(1)         .83%(1)         .87%         .87%         .93%
Ratio of net investment income to
  average net assets ........................       1.32%           1.19%           1.24%        1.82%        3.08%
Portfolio turnover rate .....................         41%             64%             99%          54%          83%


(1) Ratios reflect expenses grossed up for custody credit arrangement. The ratios of expenses to average net assets net of custody credits would not have changed.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                              15

Value Line Income and Growth Fund, Inc.

                                               Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Value Line Income and Growth Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Income and Growth Fund, Inc. (the "Fund") at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 9, 2001


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                Federal Tax Status of Distributions (unaudited)

For corporate taxpayers 13.82% of the ordinary income distributions paid during the calendar year 2000 qualify fo rthe corporate dividends received deductions.
--------------------------------------------------------------------------------

================================================================================

INVESTMENT ADVISER                           Value Line, Inc.
                                             220 East 42nd Street
                                             New York, NY 10017-5891

DISTRIBUTOR                                  Value Line Securities, Inc.
                                             220 East 42nd Street
                                             New York, NY 10017-5891

CUSTODIAN BANK                               State Street Bank and Trust Co.
                                             225 Franklin Street
                                             Boston, MA 02110

SHAREHOLDER                                  State Street Bank and Trust Co.
SERVICING AGENT                              c/o NFDS
                                             P.O. Box 219729
                                             Kansas City, MO 64121-9729

INDEPENDENT                                  PricewaterhouseCoopers LLP
ACCOUNTANTS                                  1177 Avenue of the Americas
                                             New York, NY 10036

LEGAL COUNSEL                                Peter D. Lowenstein, Esq.
                                             Two Sound View Drive, Suite 100
                                             Greenwich, CT 06830

DIRECTORS                                    Jean Bernhard Buttner
                                             John W. Chandler
                                             Frances T. Newton
                                             Francis C. Oakley
                                             David H. Porter
                                             Paul Craig Roberts
                                             Marion N. Ruth
                                             Nancy-Beth Sheerr

OFFICERS                                     Jean Bernhard Buttner
                                             Chairman and President
                                             Stephen E. Grant
                                             Vice President
                                             Alan N. Hoffman
                                             Vice President
                                             Bruce H. Alston
                                             Vice President
                                             David T. Henigson
                                             Vice President and
                                             Secretary/Treasurer
                                             Joseph Van Dyke
                                             Assistant Secretary/Treasurer
                                             Stephen La Rosa
                                             Assistant Secretary/Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).


                                                                         #516222